                               Table of Contents

                            Message to Shareholders
                                     Page 1

                      Statements of Assets and Liabilities
                                     Page 8

                            Statements of Operations
                                     Page 9

                      Statements of Changes in Net Assets
                                    Page 10

                       Schedules of Portfolio Investments
                                    Page 12

                         Notes to Financial Statements
                                    Page 21

                              Financial Highlights
                                    Page 26

                         Report of Independent Auditors

                           Willamette Asset Managers
                          Willamette Family of Funds

Dear Valued Shareholders:

Since the inception of the Willamette Family of Funds over three years ago, we have received wide acceptance among our customers. The Willamette Family of Funds offers an array of specialty mutual funds designed to provide diversification to our investor's portfolios.

Our last fiscal year was a landmark year in many ways.

 . The markets suffered their worst year in over 25 years. However, with the Federal Reserve aggressively easing, favorable tax policy from Washington, D.C., and relatively low unemployment expected to continue, we forecast a much more favorable climate for investing in the coming year.

 .  We launched two new funds, Technology and Global Health Sciences. We hired
   First American Asset Management to sub-advise our Technology Fund, and Credit Suisse Asset Management to sub-advise our Global Health Sciences Fund. Both firms have multi-billions of dollars in assets under management and world-class reputations in asset management.

 . Finally, the Willamette Family of Funds undertook the process of creating a Trust that will act as a Registered Investment Company (RIC) for the Fund Family. The RIC allows Willamette to capitalize on its strengths and relationships within the industry to negotiate lower fees and expense charges with our service providers. These lower expenses are then passed on to you, the Fund's shareholders.

Equity Markets

Willamette Global Health Sciences Fund

The period was a difficult one for stocks overall, hampered by ongoing worries over the global economy and corporate profits. This uncertainty challenged investors' risk tolerance, a factor that weighed heavily on the market.

Health-care stocks collectively, although results varied by sub-sector, had mixed performance for the period, beginning on a positive note and finishing the period with negative performance. Stocks associated with risk and high valuations in relation to the broader market, most notably biotechnology and specialty pharmaceutical companies, had generally poor showings, particularly during the last six months. Relatively good performers included stock of companies with fairly stable earnings and revenue growth, such as managed-care companies and hospitals.

In terms of basic strategy, we remained fairly well diversified within health-care, maintaining meaningful exposure to biotechnology and smaller pharmaceutical companies along with large drug companies, managed-care, and hospital names. Companies we maintained positions in during the period included specific biotech and specialty drug holdings such as Alza Corp. and Genzyme Corp. Taking advantage of market volatility, we added stocks that had fallen to historically compelling valuation levels late in the period. We will continue to focus on companies we deem to have sustainable business models supported by adequate cash flows. We will also look to add some technology companies that, while seemingly punished in the market as pure technology stocks, also have life-sciences businesses. Elsewhere of note, we maintained positions in major drug companies that, in our judgment, will remain adept at protecting and extending patents.

Looking ahead, while there is the potential for choppy waters over the next few months at least, we see grounds for optimism regarding health-care stocks, recent performance not withstanding. As market conditions eventually improve and risk thresholds decline, companies with sound underlying fundamentals, good long-term growth prospects and reasonable valuations stand to benefit significantly. We believe that the health-care sector will offer the best growth profile over the next 12 to 18 months, when market growth could be relatively scarce. Our efforts will remain devoted to identifying stocks we deem to have the best long-term appreciation potential.

Willamette Small Cap Fund

From the small cap point of view, we see the best relative earnings strength in the Consumer, Health Care, Energy and Financial sectors for the next several years. The rapid deceleration in economic growth to near zero has raised uncertainty about corporate profit growth. Within this macro environment, investor sentiment has turned increasingly negative. However, we continue to position the portfolio in sectors and/or companies which offer earnings prospects that are superior to both the market averages and consensus expectations.

Willamette Technology Fund

Performance over the past year was correlated to the collapse in valuations in the technology sector. Corporate spending in the sector slowed significantly, making sales targets and sustaining earnings multiples difficult. The slowdown in corporate spending was attributable to the economic downturn and management putting a freeze on new initiatives (reacting to the massive spending previously on the Y2K scare and also finding there is no longer a need to respond to the dot.com threat). In essence, corporate management began to question whether they receive adequate returns for their technology investments.

We believe corporate spending will resume in the second half of 2001. Our strategy is to narrow our list of holdings, increase turnover as we find stronger relative value in a more focused universe. The portfolio is positioned to take advantage of lower valuations on more recognizable names. The portfolio's average capitalization has increased as we are buying more mid-cap and large-cap names in our holdings. Currently, we are slightly underweight in semiconductors and overweighted in the software sectors.

Willamette Value Fund

The principal depressant on U.S. Equity markets is a lag in easing restrictive monetary and fiscal policy. We believe that this condition already is in the process of being corrected. Once the federal funds rate and the fiscal surplus are lowered further, a stable and sustainable economic and corporate profit growth rate should follow.

The following favorable factors provide the central bank and the current administration the economic flexibility with which to accomplish this: 1) Inflation is low; 2) Energy prices peaked in 2000 and have declined significantly since that time. OPEC capacity utilization is declining, suggesting that only an unfavorable political event would force oil prices back to previous highs. In contrast to some predictions, spot natural gas prices have moved lower in response to declining oil prices; 3) Other commodity prices have been flat to lower as evidenced by the Commodity Research Bureau (CRB) index trends; and 4) The U.S. factory-operating rate has fallen from 83% to 79% of capacity in the past year. This background should allay any concerns that a less restrictive or ultimately a slightly stimulative monetary and fiscal policy will lead to excessive growth or inflation.

With both the economic environment and the policy method to restore attractive corporate profit growth clearly available, it appears that a stock market recovery is a matter of time. We believe that the Financials, Pharmaceuticals, Energy, Capital Goods and Technology sectors will perform well in the coming months. In addition, we believe that over the next two years, continued Internet and telecom traffic gains will provide resumed growth at a more moderate but nevertheless attractive pace. Therefore, we are gradually increasing the weightings in the industry leading information technology, semiconductor, and telecom equipment suppliers.

Looking Forward

Currently, we are working with the Bank of New York, Credit Suisse, and First American Asset Managers as sub-advisors on our Family of Funds. Willamette Asset Managers continues to be focused on providing a group of specialty funds and securing alliances with some of the country's premier asset managers. Our growing mix of specialty funds provides our shareholders with choices for their investment dollars within specific segments of the market. The Funds offer choices both by industry and market capitalization.

Because our Family of Funds invests in different sectors of the market, Fund shareholders are provided the opportunity to diversify their portfolios through a fund family they know and trust. To build on this relationship and meet the different needs of Willamette Fund shareholders, we will continue adding specialty funds when the opportunity presents itself. Please watch for updated information on these additions as well as with our existing Funds in the near future.

The Willamette Family of Funds would like to thank its shareholders for their continued trust and confidence.

Regards

/s/ Tim Phillips

Tim Phillips
CEO

Willamette Value Fund

Fund Objective:
The Willamette Value Fund seeks to provide above-average annual total return through a combination of capital appreciation and dividend income from stocks.

Investment Strategy:
The Fund focuses on purchasing equities believed to be fundamentally sound, that have a record of paying historically high dividends, and are priced low relative to their earnings and/or prices of comparable securities.

Asset Manager:
Willamette Asset Managers, Inc., a registered investment adviser and an affiliate of Phillips and Company Securities, Inc., acts as investment adviser to the Fund.

Sub-Adviser:
The Bank of New York, which has helped investors meet their investment objectives since 1832, provides day-to-day management of the Fund. Growth of $10,000 as of March 31, 2001/1/




                   Comparison Growth of a $10,000 Investment

                                    [GRAPH]

                WILLIAMETTE VALUE                 DOW JONES
                    FUND (POP)*                COMPOSITE INDEX
                -----------------              ---------------
 5/26/1998           $9,550                       $10,000
 6/30/1998            9,312                        10,188
 9/30/1998            8,739                         8,889
12/31/1998            9,542                        10,163
 3/31/1999            9,657                        10,554
 6/30/1999           10,791                        11,552
 9/30/1999           10,114                        10,667
12/31/1999            9,998                        11,380
 3/31/2000            9,562                        10,908
 6/30/2000            8,889                        10,589
 9/30/2000            9,088                        11,237
12/31/2000            9,777                        11,745
 3/31/2001            9,062                        10,833



Average Annual Total Returns as of March 31, 2001

                                                                                     Since Inception
                                1 Year                                                  (5/26/98)
---------------------------------------------------------------------------------
   NAV                          -5.23%                                                   -1.83%
---------------------------------------------------------------------------------
   POP*                         -9.45%                                                   -3.40%

*Public Offering Price (POP), reflects maximum sales charge of 4.50%.

Top 10 Holdings/2/

  1. J.P. Morgan Chase & Co.           9.58%
  2. Exxon Mobil Corp.                 6.45%
  3. Minn. Mining & Mfg. Co.           5.84%
  4. Philip Morris Cos., Inc.          5.28%
  5. General Motors Corp.              4.99%
  6. Eastman Kodak Co.                 4.96%
  7. Caterpillar, Inc.                 4.59%
  8. SBC Communications, Inc.          4.58%
  9. International Paper Co.           4.33%
 10. Du Pont (E.I.) de Nemours & Co.   4.13%

--------------------------------------------------------------------------------
Past performance is no guarantee of future results. Investment return and net asset value (NAV) will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

/1/The performance of the Willamette Value Fund is measured against the Dow
  Jones Composite Index, which is unmanaged and is generally representative of the price-weighted average performance of 65 stocks that make up the Dow Jones Industrial Average, the Dow Jones Transportation Average and the Dow Jones Utility Average. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index.
/2/The Fund's holdings are subject to change at any time.

Willamette Small Cap Growth Fund

Fund Objective:
The Willamette Small Cap Growth Fund seeks to provide long-term capital appreciation by investing in a diversified portfolio of small, fast-growing companies.

Investment Strategy:
The Fund focuses on companies that exhibit strong potential for growth in sales and earnings per share, are well-managed, and show signs of expanding operations, new products, and distribution channels.

Asset Manager:
Willamette Asset Managers, Inc., a registered investment adviser and an affiliate of Phillips and Company Securities, Inc., acts as investment adviser to the Fund.

Sub-Adviser:
The Bank of New York, which has helped investors meet their investment objectives since 1832, provides day-to-day management of the Fund. Growth of $10,000 as of March 31, 2001/1/


                   Comparison Growth of a $10,000 Investment

                                    [GRAPH]

                WILLIAMETTE SMALL              RUSSELL 2000
                 CAP FUND (POP)*                  INDEX
                -----------------              ------------
  4/5/1999           $9,550                       $10,000
 6/30/1999           10,554                        11,555
 9/30/1999           11,232                        10,825
12/31/1999           17,089                        12,821
 3/31/2000           19,262                        13,729
 6/30/2000           18,383                        13,210
 9/30/2000           19,736                        13,356
12/31/2000           16,549                        12,434
 3/31/2001           14,106                        11,625


Average Annual Total Returns as of March 31, 2001

                                                                                      Since Inception
                                1 Year                                                   (4/5/99)
---------------------------------------------------------------------------------
   NAV                          -26.77%                                                   21.66%
---------------------------------------------------------------------------------
   POP*                         -30.07%                                                   18.88%

*Public Offering Price (POP), reflects maximum sales charge of 4.50%.

Top 10 Holdings/2/

  1. UCBH Holdings, Inc.               2.53%
  2. Banknorth Group, Inc.             2.52%
  3. Community Health Systems, Inc.    2.37%
  4. Golden State Bancorp, Inc.        2.28%
  5. The Scotts Co.                    2.28%
  6. Waters Corp.                      2.27%
  7. Apollo Group, Inc.                2.05%
  8. Commerce Bancorp, Inc.            2.02%
  9. Universal Health Services, Inc.   1.94%
 10. Province Healthcare Co.           1.87%

-------------------------------------------------------------------------------
Past performance is no guarantee of future results. Investment return and net asset value (NAV) will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.
/1/The performance of the Willamette Small Cap Growth Fund is measured against the Russell 2000 Index, which is unmanaged and is generally representative of the performance of domestically traded common stocks of small to mid-size companies. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index.
/2/The Fund's holdings are subject to change at any time.

Willamette Technology Fund

Fund Objective:
By investing in a wide variety of technology-related stocks, the Willamette Technology Fund seeks to provide long-term growth of capital.

Investment Strategy:
The Fund focuses on the stocks of companies that have a unique technology, a clear competitive advantage, a strong financial position, and a relatively attractive share price.

Asset Manager:
Willamette Asset Managers, Inc., a registered investment adviser and an affiliate of Phillips and Company Securities, Inc., acts as investment adviser to the Fund.

Sub-Adviser:
First American Asset Management, a division of U.S. Bank and one of the nation's largest investment managers, provides day-to-day management of the Fund.
Growth of $10,000 as of March 31, 2001/1/

                   Comparison Growth of a $10,000 Investment

                                    [GRAPH]

              WILLIAMETTE TECHNOLOGY               S&P 500
                    FUND (POP)*                TECHNOLOGY INDEX
                -----------------              ----------------
  3/2/2000           $9,425                       $10,000
 3/31/2000            8,435                        10,816
 6/30/2000            7,408                         9,844
 9/30/2000            6,692                         8,499
12/31/2000            3,725                         5,741
 3/31/2001            1,924                         4,321


Average Annual Total Returns as of March 31, 2001

                                                                                      Since Inception
                                1 Year                                                   (3/2/00)
---------------------------------------------------------------------------------
   NAV                          -77.19%                                                   -77.05%
---------------------------------------------------------------------------------
   POP*                         -78.51%                                                   -78.28%

*Public Offering Price (POP), reflects maximum sales charge of 5.75%.

Top 10 Holdings/2/

  1. AOL-Time Warner, Inc.              4.35%
  2. Siebel Systems, Inc.               3.97%
  3. Compaq Computer Corp.              3.25%
  4. Juniper Networks, Inc.             2.78%
  5. QUALCOMM, Inc.                     2.66%
  6. Microsoft Corp.                    2.57%
  7. eBay, Inc.                         2.54%
  8. Nortel Networks Corp.              2.42%
     Brocade Communications Systems,
  9. Inc.                               2.41%
 10. Electronic Data Systems Corp.      2.40%

-------------------------------------------------------------------------------
Past performance is no guarantee of future results. Investment return and net asset value (NAV) will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.
/1/The performance of the Willamette Technology Fund is measured against the S&P Technology Index, which is unmanaged and is generally representative of the technology sector. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index.
/2/The Fund's holdings are subject to change at any time.

Willamette Global Health Sciences Fund
Fund Objective:
The Willamette Global Health Sciences Fund seeks to provide long-term growth of capital by investing in U.S. and foreign health sciences companies.

Investment Strategy:
The Fund focuses on purchasing equity securities of U.S. and foreign companies engaged in research and development, production, or distribution of products or services related to health care, medicine and life sciences.

Asset Manager:
Willamette Asset Managers, Inc., a registered investment adviser and an affiliate of Phillips and Company Securities, Inc., acts as investment adviser to the Fund.

Sub-Adviser:
Credit Suisse Asset Management, LLC, a mutual fund division of Credit Suisse Group and one of the world's leading banks, provides day-to-day management of the Fund.
Growth of $10,000 as of March 31, 2001/1/




                   Comparison Growth of a $10,000 Investment

                                    [GRAPH]

              WILLIAMETTE GLOBAL HEALTH       S&P HEALTH CARE
                SCIENCES FUND (POP)*          COMPOSITE INDEX
                --------------------          ---------------
 6/19/2000           $9,425                       $10,000
 6/30/2000            9,614                        10,820
 9/30/2000           12,036                        10,731
12/31/2000           11,012                        11,891
 3/31/2001            8,240                        10,116

Cumulative Total Returns as of March 31, 2001

                                                               Since Inception
                                                                  (6/19/00)
------------------------------------------------------------------------------
   NAV                                                             -12.58%
------------------------------------------------------------------------------
   POP*                                                            -17.60%

*Public Offering Price (POP), reflects maximum sales charge of 5.75%.

Top 10 Holdings/2/

  1. Pfizer, Inc.                       6.04%
  2. IDEC Pharmaceuticals Corp.         4.66%
  3. King Pharmaceuticals, Inc.         4.31%
  4. Pharmacia Corp.                    3.22%
  5. ALZA Corp.                         3.10%
  6. Cardinal Health, Inc.              2.96%
  7. Mylan Laboratories, Inc.           2.91%
  8. Forest Laboratories, Inc.          2.87%
     Health Management Associates,
  9. Inc.                               2.71%
 10. UnitedHealth Group, Inc.           2.59%

--------------------------------------------------------------------------------
Past performance is no guarantee of future results. Investment return and net asset value (NAV) will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

/1/The performance of the Willamette Global Health Sciences Fund is measured against the S&P Health Care Composite Index, which is an unmanaged capitalization-weighted index of all the stocks in the S&P 500 that are involved in the business of health care related products and services. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index.
/2/The Fund's holdings are subject to change at any time.

WILLAMETTE FAMILY OF FUNDS

                      Statements of Assets and Liabilities
                                 March 31, 2001

                                                                        Willamette
                                                                          Global
                              Willamette   Willamette    Willamette       Health
                                 Value      Small Cap    Technology      Sciences
                                 Fund      Growth Fund      Fund           Fund
                              -----------  -----------  ------------    -----------
          ASSETS:
Investments, at value (cost
 $13,088,109; $29,667,775;
 $24,527,877; and
 $24,752,054, respectively).  $12,885,330  $30,003,966  $ 12,549,728    $20,621,390
Receivable for investments
 sold.......................           --           --       394,606             --
Interest and dividends
 receivable.................       19,966       17,237         4,849         12,392
Receivable for capital
 shares sold................       13,302      114,334       114,684        187,966
Unamortized organizational
 costs .....................       14,034           --            --             --
Prepaid expenses and other
 assets.....................        3,941        9,330        14,298          5,834
                              -----------  -----------  ------------    -----------
    Total assets............   12,936,573   30,144,867    13,078,165     20,827,582
                              -----------  -----------  ------------    -----------
        LIABILITIES:
Payable for capital shares
 redeemed...................       16,347       50,654        16,867         51,071
Payable for investments
 purchased..................           --           --       333,620             --
Accrued expenses and other
 payables:
  Investment advisory fees..       11,289       32,034        15,026         21,347
  Administration fees ......          210          491           208            335
  Distribution and
  shareholder service fees..        5,644       13,348         6,261          8,894
  Other ....................       23,977       37,161        34,830         33,749
                              -----------  -----------  ------------    -----------
    Total liabilities.......       57,467      133,688       406,812        115,396
                              -----------  -----------  ------------    -----------
    Net assets..............  $12,879,106  $30,011,179  $ 12,671,353    $20,712,186
                              ===========  ===========  ============    ===========
        NET ASSETS:
Capital.....................  $14,238,289  $27,661,747  $ 50,723,592    $24,527,079
Undistributed (distributions
 in excess of) net realized
 gains/(losses) from
 investments and foreign
 currency transactions......   (1,156,404)   2,013,241   (26,074,090)       315,771
Unrealized
 appreciation/(depreciation)
 from investments...........     (202,779)     336,191   (11,978,149)    (4,130,664)
                              -----------  -----------  ------------    -----------
    Net assets..............  $12,879,106  $30,011,179  $ 12,671,353    $20,712,186
                              ===========  ===========  ============    ===========
Outstanding units of
 beneficial interest
 (shares)...................    1,412,771    2,321,477     1,240,021(a)   2,378,864
                              ===========  ===========  ============    ===========
Net asset value--redemption
 price per share............  $      9.12  $     12.93  $      10.22(a) $      8.71
                              ===========  ===========  ============    ===========
Maximum Sales Charge........         4.50%        4.50%         5.75%          5.75%
                              ===========  ===========  ============    ===========
Maximum Offering Price per
 share (100%/(100%-maximum
 sales charge) of net asset
 value adjusted to the
 nearest cent)..............  $      9.55  $     13.54  $      10.84(a) $      9.24
                              ===========  ===========  ============    ===========

------
(a) Reflects effect of 1 for 5 reverse units of beneficial interest (shares) split that occurred on April 13, 2001.
                       See notes to financial statements.

WILLAMETTE FAMILY OF FUNDS

                            Statements of Operations
                       For the Year Ended March 31, 2001

                                                                    Willamette
                                                                      Global
                           Willamette    Willamette    Willamette     Health
                              Value      Small Cap     Technology    Sciences
                              Fund      Growth Fund       Fund        Fund(a)
                           -----------  ------------  ------------  -----------
INVESTMENT INCOME:
Interest income..........  $    34,180  $    197,180  $     99,148  $    72,840
Dividend income..........      346,847        62,168         3,256       36,993
                           -----------  ------------  ------------  -----------
  Total income...........      381,027       259,348       102,404      109,833
                           -----------  ------------  ------------  -----------
EXPENSES:
Investment advisory fees.      142,167       425,701       340,117      218,238
Administration fees......       28,433        70,950        56,686       36,373
Distribution and
shareholder service fees
 .........................       71,083       177,375       141,715       90,932
Fund accounting fees.....       37,311        39,922        39,687       29,546
Legal fees...............        4,424        27,013        20,533       30,902
Organization fees........        6,529            --            --           --
Transfer agent fees......       77,158       119,679       137,616       81,120
Trustees fees ...........        2,331         6,101         2,759        2,501
Other....................       43,026        48,676        63,730       44,424
                           -----------  ------------  ------------  -----------
  Total expenses before
  waivers/reimbursements.      412,462       915,417       802,843      534,036
Fees waived by the
investment adviser.......           --            --            --       (6,355)
                           -----------  ------------  ------------  -----------
  Net expenses...........      412,462       915,417       802,843      527,681
                           -----------  ------------  ------------  -----------
Net investment loss......      (31,435)     (656,069)     (700,439)    (417,848)
                           -----------  ------------  ------------  -----------
REALIZED/UNREALIZED
 GAINS/(LOSSES) ON
 INVESTMENTS:
Net realized
 gains/(losses) from
 investments and foreign
 currency transactions...   (1,156,404)    3,809,842   (25,826,215)     801,585
Net change in unrealized
 appreciation/
 (depreciation) from
 investments.............      354,539   (13,969,501)   (8,393,382)  (4,130,664)
                           -----------  ------------  ------------  -----------
Net realized/unrealized
 losses from investments
 and foreign currency
 transactions............     (801,865)  (10,159,659)  (34,219,597)  (3,329,079)
                           -----------  ------------  ------------  -----------
Change in net assets
 resulting from
 operations..............  $  (833,300) $(10,815,728) $(34,920,036) $(3,746,927)
                           ===========  ============  ============  ===========

----------
(a) For the period from June 19, 2000 (commencement of operations) to March 31, 2001.
                       See notes to financial statements.

WILLAMETTE FAMILY OF FUNDS

                      Statements of Changes in Net Assets

                                                               Willamette
                               Willamette Value Fund     Small Cap Growth Fund
                              ------------------------  -------------------------
                                 Year         Year          Year        Period
                                 Ended        Ended        Ended         Ended
                               March 31,    March 31,    March 31,     March 31,
                                 2001         2000          2001        2000(a)
                              -----------  -----------  ------------  -----------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment
 income/(loss)............... $   (31,435) $     5,924  $   (656,069) $  (489,280)
 Net realized gains/(losses)
 from investment
 transactions................  (1,156,404)     637,228     3,809,842    2,925,801
 Net change in unrealized
  appreciation/(depreciation)
  from investments...........     354,539   (1,100,067)  (13,969,501)  14,305,692
                              -----------  -----------  ------------  -----------
Change in net assets
resulting from operations....    (833,300)    (456,915)  (10,815,728)  16,742,213
                              -----------  -----------  ------------  -----------
DISTRIBUTIONS TO
SHAREHOLDERS:
 From net investment income..          --       (6,510)           --           --
 Tax return of capital.......     (17,626)          --            --           --
 In excess of net investment
 income......................          --       (7,876)           --           --
 From net realized gains on
 investments.................     (20,414)    (615,282)   (3,923,773)    (323,769)
                              -----------  -----------  ------------  -----------
Change in net assets from
shareholder distributions....     (38,040)    (629,668)   (3,923,773)    (323,769)
                              -----------  -----------  ------------  -----------
CAPITAL TRANSACTIONS:
 Proceeds from shares issued.   1,648,440    8,322,096     7,923,012   26,268,710
 Dividends reinvested........      36,830      609,630     3,816,955      316,464
 Cost of shares redeemed.....  (3,806,866)  (6,938,055)   (5,623,068)  (4,369,837)
                              -----------  -----------  ------------  -----------
Change in net assets from
capital transactions.........  (2,121,596)   1,993,671     6,116,899   22,215,337
                              -----------  -----------  ------------  -----------
 Change in net assets........  (2,992,936)     907,088    (8,622,602)  38,633,781
NET ASSETS:
 Beginning of period.........  15,872,042   14,964,954    38,633,781           --
                              -----------  -----------  ------------  -----------
 End of period............... $12,879,106  $15,872,042  $ 30,011,179  $38,633,781
                              ===========  ===========  ============  ===========
SHARE TRANSACTIONS:
 Issued......................     171,391      772,077       460,454    2,220,979
 Reinvested..................       4,012       61,837       258,626       19,215
 Redeemed....................    (406,608)    (670,489)     (335,173)    (302,624)
                              -----------  -----------  ------------  -----------
Change in shares.............    (231,205)     163,425       383,907    1,937,570
                              ===========  ===========  ============  ===========

------
(a) For the period from April 5, 1999 (commencement of operations) to March 31, 2000.
                       See notes to financial statements.

WILLAMETTE FAMILY OF FUNDS

                      Statements of Changes in Net Assets

                                                                   Willamette
                                                                     Global
                                                                     Health
                                               Willamette           Sciences
                                           Technology Fund(c)         Fund
                                        -------------------------  -----------
                                            Year        Period       Period
                                           Ended         Ended        Ended
                                         March 31,     March 31,    March 31,
                                            2001        2000(a)      2001(b)
                                        ------------  -----------  -----------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment loss................... $   (700,439) $   (42,480) $  (417,848)
 Net realized gains/(losses) from
  investments
  and foreign currency transactions....  (25,826,215)    (189,801)     801,585
 Net change in unrealized depreciation
  from investments.....................   (8,393,382)  (3,584,767)  (4,130,664)
                                        ------------  -----------  -----------
Change in net assets resulting from
operations.............................  (34,920,036)  (3,817,048)  (3,746,927)
                                        ------------  -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS:
 From net realized gains on
 investments...........................           --           --      (96,719)
 In excess of net realized gains on
 investments...........................      (15,572)          --           --
                                        ------------  -----------  -----------
Change in net assets from shareholder
distributions..........................      (15,572)          --      (96,719)
                                        ------------  -----------  -----------
CAPITAL TRANSACTIONS:
 Proceeds from shares issued...........   21,421,318   38,158,931   30,468,068
 Dividends reinvested..................       15,028           --       93,394
 Cost of shares redeemed...............   (6,548,206)  (1,623,062)  (6,005,630)
                                        ------------  -----------  -----------
Change in net assets from capital
transactions...........................   14,888,140   36,535,869   24,555,832
                                        ------------  -----------  -----------
 Change in net assets..................  (20,047,468)  32,718,821   20,712,186
NET ASSETS:
 Beginning of period...................   32,718,821           --           --
                                        ------------  -----------  -----------
 End of period......................... $ 12,671,353  $32,718,821  $20,712,186
                                        ============  ===========  ===========
SHARE TRANSACTIONS:
 Issued................................      763,234      764,066    2,932,090
 Reinvested............................          647           --        8,172
 Redeemed..............................     (254,805)     (33,121)    (561,398)
                                        ------------  -----------  -----------
Change in shares.......................      509,076      730,945    2,378,864
                                        ============  ===========  ===========

----------
(a) For the period from March 2, 2000 (commencement of operations) to March 31, 2000.
(b) For the period from June 19, 2000 (commencement of operations) to March 31, 2001.
(c) Share transactions have been adjusted to reflect the effect of 1 for 5 reverse share split that occurred on April 13, 2001.
                      See notes to financial statements.

WILLAMETTE FAMILY OF FUNDS
WILLAMETTE VALUE FUND

                       Schedule of Portfolio Investments
                                 March 31, 2001

                                 Security                              Market
 Shares                         Description                             Value
 ------ ----------------------------------------------------------   -----------

 Common Stocks (97.7%):
 Aerospace & Military Technology (2.7%):
  3,000 Honeywell International, Inc..............................   $   122,400
  3,000 United Technologies Corp..................................       219,900
                                                                     -----------
                                                                         342,300
                                                                     -----------
 Automotive (5.8%):
  3,695 Ford Motor Co.............................................       103,903
 12,391 General Motors Corp.......................................       642,474
                                                                     -----------
                                                                         746,377
                                                                     -----------
 Banking & Financial Services (16.5%):
  5,500 Citigroup, Inc............................................       247,390
  3,500 FleetBoston Financial Corp................................       132,125
 27,491 J.P. Morgan Chase & Co....................................     1,234,345
  5,265 KeyCorp...................................................       135,837
  5,000 National City Corp........................................       133,750
  3,750 PNC Financial Services Group, Inc.........................       254,062
                                                                     -----------
                                                                       2,137,509
                                                                     -----------
 Chemicals (4.1%):
 13,065 Du Pont (E.I.) de Nemours & Co............................       531,746
                                                                     -----------
 Computer Software, Peripherals & Internet (1.2%):
  5,000 Hewlett-Packard Co........................................       156,350
                                                                     -----------
 Diversified Operation (6.8%):
  4,000 Agilent Technologies, Inc. (b)............................       122,920
  7,238 Minnesota Mining & Manufacturing Co.......................       752,028
                                                                     -----------
                                                                         874,948
                                                                     -----------
 Drugs & Pharmaceuticals (7.5%):
  3,500 American Home Products Corp...............................       205,625
  4,000 Bristol-Myers Squibb Co...................................       237,600
  2,500 Johnson & Johnson.........................................       218,675
  4,000 Merck & Co., Inc..........................................       303,600
                                                                     -----------
                                                                         965,500
                                                                     -----------
 Energy (1.3%):
  2,700 FPL Group, Inc............................................       165,510
                                                                     -----------
 Insurance (3.4%):
  3,000 American International Group, Inc.........................       241,500
  2,500 XL Capital Ltd.--Class A..................................       190,175
                                                                     -----------
                                                                         431,675
                                                                     -----------

                                 Security                              Market
 Shares                         Description                             Value
 ------ ----------------------------------------------------------   -----------

 Common Stocks, continued:
 Machinery & Equipment (4.6%):
 13,341 Caterpillar, Inc..........................................   $   592,074
                                                                     -----------
 Oil--Integrated Companies (15.7%):
  7,858 Conoco, Inc.--Class B.....................................       221,989
 10,260 Exxon Mobil Corp..........................................       831,060
  8,000 Grant Prideco, Inc. (b)...................................       137,600
  3,306 Phillips Petroleum Co.....................................       181,995
  2,169 Royal Dutch Petroleum Co.--NY Shares......................       120,249
  4,000 Shell Transport & Trading Co.
         PLC--ADR.................................................       186,920
  2,000 Texaco, Inc...............................................       132,800
  4,400 Weatherford International, Inc. (b).......................       217,140
                                                                     -----------
                                                                       2,029,753
                                                                     -----------
 Paper Products (4.3%):
 15,466 International Paper Co....................................       558,013
                                                                     -----------
 Photo Equipment & Supplies (5.0%):
 16,031 Eastman Kodak Co..........................................       639,477
                                                                     -----------
 Retail (1.8%):
  6,000 Costco Wholesale Corp. (b)................................       235,500
                                                                     -----------
 Semiconductors (1.5%):
  4,820 Intel Corp................................................       126,826
  2,000 Texas Instruments, Inc....................................        61,960
                                                                     -----------
                                                                         188,786
                                                                     -----------
 Telecommunications (7.8%):
 10,000 Motorola, Inc.............................................       142,600
  5,500 Nokia Corp.--ADR..........................................       132,000
  3,911 Qwest Communications International, Inc. (b)..............       137,081
 13,219 SBC Communications, Inc...................................       589,964
                                                                     -----------
                                                                       1,001,645
                                                                     -----------
 Tobacco (5.3%):
 14,346 Philip Morris Companies, Inc..............................       680,718
                                                                     -----------
 Transportation (2.4%):
  4,500 CSX Corp..................................................       151,650
  5,000 GulfMark Offshore, Inc. (b)...............................       161,875
                                                                     -----------
                                                                         313,525
                                                                     -----------
   Total Common Stocks
    (Cost $12,779,893).............................................   12,591,406
                                                                     -----------

                                   Continued

WILLAMETTE FAMILY OF FUNDS
WILLAMETTE VALUE FUND

                       Schedule of Portfolio Investments
                                March 31, 2001

                                 Security                              Market
 Shares                         Description                             Value
 ------ ----------------------------------------------------------   -----------

 Index-Linked Trusts (1.4%):
  1,843 DIAMONDS Trust, Series I..................................   $   182,715
                                                                     -----------
   Total Index-Linked Trusts
    (Cost $197,007)................................................      182,715
                                                                     -----------

                                 Security                             Market
 Shares                        Description                             Value
 ------ ---------------------------------------------------------   -----------

 Short-Term Investments (0.9%):
 Cash Sweep Account (0.9%):
 86,783 UBOC Sweep Active........................................   $    86,783
 24,426 UBOC Sweep Passive.......................................        24,426
                                                                    -----------
   Total Short-Term Investments (Cost $111,209)...................      111,209
                                                                    -----------
   Total Investments (Cost $13,088,109)
    (a)--100.0%...................................................   12,885,330
   Liabilities in excess of other assets--0.0%....................       (6,224)
                                                                    -----------
   Net Assets--100.0%.............................................  $12,879,106
                                                                    ===========

------
ADR--American Depositary Receipt
PLC--Public Limited Company

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $80,991. Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

   Unrealized appreciation.  $ 1,329,003
   Unrealized depreciation.   (1,612,773)
                             -----------
   Net unrealized
   depreciation............  $  (283,770)
                             ===========

(b) Represents non-income producing securities.
                      See notes to financial statements.

WILLAMETTE FAMILY OF FUNDS
WILLAMETTE SMALL CAP GROWTH FUND

                       Schedule of Portfolio Investments
                                 March 31, 2001

                                 Security                              Market
 Shares                         Description                             Value
 ------ ----------------------------------------------------------   -----------

 Common Stocks (91.8%):
 Automotive (1.9%):
  2,600 Johnson Controls, Inc.....................................   $   162,396
 13,700 Lear Corp. (b)............................................       401,410
                                                                     -----------
                                                                         563,806
                                                                     -----------
 Banking & Financial Services (16.1%):
 10,100 Astoria Financial Corp....................................       539,719
 38,000 Banknorth Group, Inc......................................       755,249
 10,100 Commerce Bancorp, Inc.....................................       606,000
 12,900 Dime Bancorp, Inc.........................................       422,475
 24,500 Golden State Bancorp, Inc.................................       683,060
 10,000 Greater Bay Bancorp.......................................       251,875
  4,905 Legg Mason, Inc...........................................       206,501
 15,600 UCBH Holdings, Inc........................................       759,524
  7,237 Waddell & Reed Financial, Inc.--Class A...................       205,169
  7,000 Wilmington Trust Corp.....................................       413,560
                                                                     -----------
                                                                       4,843,132
                                                                     -----------
 Broadcasting--Radio & Cable TV (4.3%):
 14,500 Emmis Communications Corp.--Class A.......................       367,031
 12,850 Hispanic Broadcasting Corp. (b)...........................       245,435
 11,860 Radio One, Inc.--Class A (b)..............................       208,291
 31,420 Radio One, Inc.--Class D (b)..............................       483,083
                                                                     -----------
                                                                       1,303,840
                                                                     -----------
 Commercial Services (0.9%):
  7,360 Iron Mountain, Inc. (b)...................................       282,035
                                                                     -----------
 Computer Software, Peripherals & Internet (2.9%):
  5,820 DoubleClick, Inc. (b).....................................        67,294
 10,900 Informatica Corp. (b).....................................       145,107
  2,150 Mercury Interactive Corp. (b).............................        90,031
  3,200 Micromuse, Inc. (b).......................................       120,928
  2,900 Network Appliance, Inc. (b)...............................        48,756
  5,860 Openwave Systems, Inc. (b)................................       116,262
  4,240 Research in Motion Ltd. (b)...............................        93,153
  4,200 SanDisk Corp. (b).........................................        85,575
  3,250 SeaChange International, Inc. (b).........................        43,672
  1,050 VERITAS Software Corp. (b)................................        48,552
                                                                     -----------
                                                                         859,330
                                                                     -----------
 Consumer Products (2.3%):
 17,950 The Scotts Co. (b)........................................       682,998
                                                                     -----------

                                 Security                              Market
 Shares                         Description                             Value
 ------ ----------------------------------------------------------   -----------

 Common Stocks, continued:
 Diversified Electronics (6.5%):
  2,620 Applied Micro Circuits Corp. (b)..........................   $    43,230
 19,400 Bell Microproducts, Inc. (b)..............................       219,463
  7,800 EMCORE Corp. (b)..........................................       195,488
 20,656 Flextronics International Ltd. (b)........................       309,840
 11,700 Gemstar-TV Guide International, Inc. (b)..................       336,375
  8,400 Jabil Circuit, Inc. (b)...................................       181,608
 15,700 Kent Electronics Corp. (b)................................       282,600
  5,600 Lattice Semiconductor Corp. (b)...........................       101,850
  1,060 PMC-Sierra, Inc. (b)......................................        26,224
  1,043 QLogic Corp. (b)..........................................        23,473
  9,000 Rayovac Corp (b)..........................................       157,050
  4,800 Sawtek, Inc. (b)..........................................        85,500
                                                                     -----------
                                                                       1,962,701
                                                                     -----------
 Drugs & Pharmaceuticals (7.9%):
  6,500 AdvancePCS, Inc. (b)......................................       352,727
  6,500 Alkermes, Inc. (b)........................................       142,594
 10,200 Alpharma, Inc.--Class A...................................       333,948
  7,400 AmeriSource Health Corp.--
         Class A (b)..............................................       362,970
 15,475 Celgene Corp. (b).........................................       386,874
  5,400 Cephalon, Inc. (b)........................................       259,538
  6,400 MedImmune, Inc. (b).......................................       229,600
  7,053 Shire Pharmaceuticals Group PLC (b).......................       308,569
                                                                     -----------
                                                                       2,376,820
                                                                     -----------
 Education & Training (5.0%):
 18,750 Apollo Group, Inc. (b)....................................       615,233
 12,630 DeVry, Inc. (b)...........................................       379,532
 18,705 ITT Educational Services, Inc. (b)........................       506,906
                                                                     -----------
                                                                       1,501,671
                                                                     -----------
 Energy (0.4%):
 19,000 NewPower Holdings, Inc. (b)...............................       123,500
                                                                     -----------
 Entertainment (2.1%):
  8,200 International Speedway Corp.--
         Class A..................................................       303,913
 16,200 Six Flags, Inc. (b).......................................       313,470
                                                                     -----------
                                                                         617,383
                                                                     -----------
 Food Products & Services (1.5%):
  2,700 Dean Foods Co.............................................        91,422

                                   Continued

WILLAMETTE FAMILY OF FUNDS
WILLAMETTE SMALL CAP GROWTH FUND

                       Schedule of Portfolio Investments
                                 March 31, 2001

                                 Security                              Market
 Shares                         Description                             Value
 ------ ----------------------------------------------------------   -----------

 Common Stocks, continued:
 Food Products & Services, continued:
  6,550 Performance Food Group Co. (b)............................   $   343,875
                                                                     -----------
                                                                         435,297
                                                                     -----------
 Home Furnishings (1.1%):
 10,000 Ethan Allen Interiors, Inc................................       337,800
                                                                     -----------
 Medical & Health Care Products/Services (10.3%):
 24,900 Community Health Systems, Inc. (b)........................       709,650
 12,750 ORATEC Interventions, Inc. (b)............................       102,797
  8,500 Patterson Dental Co. (b)..................................       261,375
 18,400 Province Healthcare Co. (b)...............................       560,050
  2,100 Quest Diagnostics, Inc. (b)...............................       186,627
  6,600 Universal Health Services, Inc. (b).......................       582,780
 14,680 Waters Corp. (b)..........................................       681,886
                                                                     -----------
                                                                       3,085,165
                                                                     -----------
 Oil & Gas Exploration, Equipment & Services (9.0%):
  1,600 BJ Services Co. (b).......................................       113,920
 15,000 Cal Dive International, Inc. (b)..........................       380,625
  3,700 Core Laboratories N.V. (b)................................        69,449
 36,000 Grey Wolf, Inc. (b).......................................       234,000
  2,300 Maverick Tube Corp. (b)...................................        47,380
  9,200 National-Oilwell, Inc. (b)................................       318,596
  5,700 Newfield Exploration Co. (b)..............................       198,930
  7,100 Patterson Energy, Inc. (b)................................       224,538
 14,500 Precision Drilling Corp. (b)..............................       517,214
  4,050 Stolt Offshore S.A.--ADR (b)..............................        59,738
  6,600 Stone Energy Corp. (b)....................................       325,182
 11,000 Superior Energy Services, Inc. (b)........................       119,625
  4,075 Varco International, Inc. (b).............................        84,149
                                                                     -----------
                                                                       2,693,346
                                                                     -----------
 Publishing (2.7%):
  8,350 Houghton Mifflin Co.......................................       384,184
 12,200 Scholastic Corp. (b)......................................       439,962
                                                                     -----------
                                                                         824,146
                                                                     -----------
 Recruitment Services (0.7%):
 12,050 Korn/Ferry International (b)..............................       202,079
                                                                     -----------
 Retail Stores (11.8%):
 16,800 Abercrombie & Fitch Co. (b)...............................       549,359
 14,300 Barnes & Noble, Inc. (b)..................................       341,770
  7,715 BJ's Wholesale Club, Inc. (b).............................       369,163

                                 Security                              Market
 Shares                         Description                             Value
 ------ ----------------------------------------------------------   -----------

 Common Stocks, continued:
 Retail Stores, continued:
  8,900 Children's Place Retail Stores, Inc. (b)..................   $   213,600
  5,435 Duane Reade, Inc. (b).....................................       188,595
 16,970 Linens 'n Things, Inc. (b)................................       466,674
 11,600 Men's Wearhouse, Inc. (b).................................       250,328
 13,200 Ross Stores, Inc..........................................       247,500
  4,860 Tiffany & Co..............................................       132,435
 31,100 Venator Group, Inc. (b)...................................       429,180
 13,000 Williams-Sonoma, Inc. (b).................................       341,250
                                                                     -----------
                                                                       3,529,854
                                                                     -----------
 Semiconductors (0.4%):
  2,700 Microchip Technology, Inc. (b)............................        68,343
  3,876 TranSwitch Corp. (b)......................................        50,873
                                                                     -----------
                                                                         119,216
                                                                     -----------
 Telecommunications (3.6%):
 16,000 C-COR.net Corp. (b).......................................       107,000
  2,700 Digital Lightwave, Inc. (b)...............................        48,263
  3,830 Finisar Corp. (b).........................................        36,744
 10,060 Metromedia Fiber Network, Inc.--Class A (b)...............        55,129
  1,713 Powertel, Inc. (b)........................................        94,201
  5,012 VoiceStream Wireless Corp. (b)............................       463,012
  5,375 Western Wireless Corp. (b)................................       218,359
  7,978 XO Communications, Inc.--
         Class A (b)..............................................        55,846
                                                                     -----------
                                                                       1,078,554
                                                                     -----------
 Transportation (0.4%):
  1,900 Swift Transportation Co., Inc. (b)........................        35,150
  4,500 Werner Enterprises, Inc...................................        77,063
                                                                     -----------
                                                                         112,213
                                                                     -----------
   Total Common Stocks
    (Cost $27,204,151).............................................   27,534,886
                                                                     -----------
 Rights/Warrants (0.0%):
 Banking & Financial Services (0.0%):
  2,700 Bank United Corp.--Class A (b)............................           675
                                                                     -----------
 Savings & Loan (0.0%):
 20,400 Dime Bancorp, Inc. (b)....................................         4,781
                                                                     -----------
   Total Rights/Warrants
    (Cost $0)......................................................        5,456
                                                                     -----------

                                   Continued

WILLAMETTE FAMILY OF FUNDS
WILLAMETTE SMALL CAP GROWTH FUND

                       Schedule of Portfolio Investments
                                March 31, 2001

                                   Security                            Market
  Shares                         Description                            Value
 --------- -------------------------------------------------------   -----------

 Short-Term Investments (8.2%):
 Cash Sweep Account (8.2%):
 2,463,624 UBOC Sweep Account.....................................   $ 2,463,624
                                                                     -----------
   Total Short-Term Investments
    (Cost $2,463,624)..............................................    2,463,624
                                                                     -----------
   Total Investments (Cost $29,667,775)
    (a)--100.0%....................................................   30,003,966
   Other assets in excess of liabilities--0.0%.....................        7,213
                                                                     -----------
   Net Assets--100.0%..............................................  $30,011,179
                                                                     ===========

------
ADR--American Depositary Receipt
PLC--Public Limited Company

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $23,285. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

   Unrealized appreciation.  $ 5,086,336
   Unrealized depreciation.   (4,773,430)
                             -----------
   Net unrealized
   appreciation............  $   312,906
                             ===========

(b)  Represents non-income producing securities.
                      See notes to financial statements.

WILLAMETTE FAMILY OF FUNDS
WILLAMETTE TECHNOLOGY FUND

                       Schedule of Portfolio Investments
                                 March 31, 2001

                                 Security                              Market
 Shares                         Description                             Value
 ------ ----------------------------------------------------------   -----------

 Common Stocks (90.9%):
 Computer Networking (9.3%):
 14,500 Brocade Communications Systems,
         Inc. (b).................................................   $   302,904
  5,400 CacheFlow, Inc. (b).......................................        23,963
 14,300 Cisco Systems, Inc. (b)...................................       226,119
  7,300 Intergraph Corp. (b)......................................        70,719
  7,335 McDATA Corp.--Class A (b).................................       138,448
  8,400 Redback Networks, Inc. (b)................................       109,872
  6,600 StorageNetworks, Inc. (b).................................        72,600
 15,500 Sun Microsystems, Inc. (b)................................       238,235
                                                                     -----------
                                                                       1,182,860
                                                                     -----------
 Computer Software, Peripherals & Internet (39.8%):
 12,200 Agile Software Corp. (b)..................................       134,391
 13,600 AOL-Time Warner, Inc. (b).................................       546,039
  5,700 Art Technology Group, Inc. (b)............................        68,400
  7,200 AvantGo, Inc. (b).........................................        12,600
 11,600 Commerce One, Inc. (b)....................................       108,228
 22,400 Compaq Computer Corp......................................       407,680
  6,500 Dell Computer Corp. (b)...................................       166,969
  8,800 eBay, Inc. (b)............................................       318,450
  5,400 Electronic Data Systems Corp..............................       301,644
  7,000 EMC Corp. (b).............................................       205,800
 14,800 i2 Technologies, Inc. (b).................................       214,600
 31,800 InterNAP Network Services Corp. (b).......................        61,613
 14,800 Interwoven, Inc. (b)......................................       148,925
  2,600 Intuit, Inc. (b)..........................................        72,150
  2,700 Mercury Interactive Corp. (b).............................       113,063
  4,000 Micromuse, Inc. (b).......................................       151,160
  5,900 Microsoft Corp. (b).......................................       322,656
  2,050 Netegrity, Inc. (b).......................................        50,481
  5,900 Network Appliance, Inc. (b)...............................        99,194
 26,075 Palm, Inc. (b)............................................       219,193
 11,100 Portal Software, Inc. (b).................................        93,656
  4,300 PurchasePro.com, Inc. (b).................................        31,175
  1,500 Rational Sotware Corp. (b)................................        26,625
  7,600 Research in Motion Ltd. (b)...............................       166,972
 18,300 Siebel Systems, Inc. (b)..................................       497,759
 16,800 Tricord Systems, Inc. (b).................................        92,400
  3,600 VeriSign, Inc. (b)........................................       127,575
  1,900 VERITAS Software Corp. (b)................................        87,856
 23,400 Vitria Technology, Inc. (b)...............................        89,213
  7,000 Yahoo!, Inc. (b)..........................................       110,250
                                                                     -----------
                                                                       5,046,717
                                                                     -----------

                                 Security                              Market
 Shares                         Description                             Value
 ------ ----------------------------------------------------------   -----------

 Common Stocks, continued:
 Diversified Electronics (5.3%):
  7,200 Adept Technology, Inc. (b)................................   $   100,800
 19,500 Agere Systems, Inc.--Class A (b)..........................       120,510
 11,100 Applied Micro Circuits Corp. (b)..........................       183,150
    300 Newport Corp..............................................         8,778
  3,500 Sony Corp.--ADR...........................................       252,875
                                                                     -----------
                                                                         666,113
                                                                     -----------
 Semiconductors (11.0%):
  3,400 Applied Materials, Inc. (b)...............................       147,900
  3,700 Cree, Inc. (b)............................................        55,389
  6,300 GlobeSpan, Inc. (b).......................................       137,813
 10,700 Intel Corp................................................       281,543
  2,100 Linear Technology Corp....................................        86,231
  1,900 Maxim Integrated Products, Inc. (b).......................        79,021
  5,000 Micron Technology, Inc. (b)...............................       207,650
  4,400 New Focus, Inc. (b).......................................        55,044
  5,200 TranSwitch Corp. (b)......................................        68,250
 13,200 Tvia, Inc. (b)............................................        21,038
 19,000 Virata Corp. (b)..........................................       248,188
                                                                     -----------
                                                                       1,388,067
                                                                     -----------
 Telecommunications (25.5%):
 17,750 Allegiance Telecom, Inc. (b)..............................       261,813
  3,600 Avici Systems, Inc. (b)...................................        28,800
  5,700 Centillium Communications, Inc. (b).......................       139,294
  5,500 CIENA Corp. (b)...........................................       229,625
  2,200 Comverse Technology, Inc. (b).............................       129,558
 10,600 Dobson Communications Corp.--
         Class A (b)..............................................       175,563
  8,900 Global Crossing Ltd. (b)..................................       120,061
  9,200 Juniper Networks, Inc. (b)................................       349,231
 22,100 McLeodUSA, Inc. (b).......................................       191,994
 24,100 Motient Corp. (b).........................................        31,631
 21,600 Nortel Networks Corp......................................       303,480
  8,300 OmniSky Corp. (b).........................................        18,177
 10,000 ONI Systems Corp. (b).....................................       195,000
  5,200 Powerwave Technologies, Inc. (b)..........................        70,850
  5,900 QUALCOMM, Inc. (b)........................................       334,087
  6,400 Sonus Networks, Inc. (b)..................................       127,700
  7,700 Time Warner Telecom, Inc. (b).............................       280,088
 10,600 Universal Access, Inc. (b)................................        60,420

                                   Continued

WILLAMETTE FAMILY OF FUNDS
WILLAMETTE TECHNOLOGY FUND

                       Schedule of Portfolio Investments
                                March 31, 2001

                      Security                  Market
Shares               Description                Value
------  ------------------------------------- ----------

Common Stocks, continued:
Telecommunications, continued:
26,600  XO Communications, Inc.--Class A (b). $  186,200
                                              ----------
                                               3,233,572
                                              ----------
 Total Common Stocks
  (Cost $23,495,478)........................  11,517,329
                                              ----------

                                   Security                            Market
  Shares                         Description                            Value
 --------- -------------------------------------------------------   -----------

 Short-Term Investments (8.1%):
 Cash Sweep Account (8.1%):
 1,032,399 UBOC Sweep Account.....................................   $ 1,032,399
                                                                     -----------
   Total Short-Term Investments
    (Cost $1,032,399)..............................................    1,032,399
                                                                     -----------
   Total Investments (Cost $24,527,877)
    (a)--99.0%.....................................................   12,549,728
   Other assets in excess of liabilities--1.0%.....................      121,625
                                                                     -----------
   Net Assets--100.0%..............................................  $12,671,353
                                                                     ===========

------
ADR--American Depositary Receipt

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $3,046,913. Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

   Unrealized
   appreciation........... $     79,614
   Unrealized
   depreciation...........  (15,104,676)
                           ------------
   Net unrealized
   depreciation........... $(15,025,062)
                           ============

(b)Represents non-income producing securities.
                      See notes to financial statements.

WILLAMETTE FAMILY OF FUNDS
WILLIAMETTE GLOBAL HEALTH SCIENCES FUND

                       Schedule of Portfolio Investments
                                 March 31, 2001

                                 Security                              Market
 Shares                         Description                             Value
 ------ ----------------------------------------------------------   -----------
 Common Stocks (96.5%):
 Biotechnology (7.3%):
  3,200 Abgenix, Inc. (b).........................................   $    75,800
  8,900 Applera Corp. (Celera Genomics
         Group) (b)...............................................       274,565
 14,800 Array BioPharma, Inc. (b).................................        79,550
    800 Enzon, Inc. (b)...........................................        38,000
 10,300 GenStar Therapeutics Corp. (b)............................        40,067
  5,600 Immunex Corp. (b).........................................        80,150
  1,600 Invitrogen Corp. (b)......................................        87,760
 12,900 Praecis Pharmaceuticals, Inc. (b).........................       257,194
  7,100 TECHNE Corp. (b)..........................................       185,488
  5,300 Titan Pharmaceuticals, Inc. (b)...........................       117,660
 10,400 ViroLogic, Inc. (b).......................................        13,975
 36,900 XOMA Ltd. (b).............................................       265,795
                                                                     -----------
                                                                       1,516,004
                                                                     -----------
 Drugs & Pharmaceuticals (57.9%):
  4,800 Affymetrix, Inc. (b)......................................       133,500
  2,900 Allergan, Inc.............................................       215,035
 12,300 Alpharma, Inc.--Class A...................................       402,702
 15,800 ALZA Corp. (b)............................................       639,900
  4,300 American Home Products Corp...............................       252,625
  5,900 Amgen, Inc. (b)...........................................       355,106
  4,000 Andrx Group (b)...........................................       196,000
  7,100 Angiotech Pharmaceuticals, Inc. (b).......................       280,450
  9,900 AstraZeneca PLC--ADR......................................       477,675
  2,200 Aurora Biosciences Corp. (b)..............................        39,325
  3,900 Barr Laboratories, Inc. (b)...............................       222,963
  8,900 Celgene Corp. (b).........................................       222,500
 10,000 Forest Laboratories, Inc.--Class A (b)....................       592,400
  9,800 Genentech, Inc. (b).......................................       494,900
 12,400 Gilead Sciences, Inc. (b).................................       403,000
 24,000 IDEC Pharmaceuticals Corp. (b)............................       959,999
 28,700 ImmunoGen, Inc. (b).......................................       383,863
  8,400 Inspire Pharmaceuticals, Inc. (b).........................        56,700
 16,300 IVAX Corp. (b)............................................       513,450
 21,825 King Pharmaceuticals, Inc. (b)............................       889,368
  9,200 Medarex, Inc. (b).........................................       153,525
  7,700 MedImmune, Inc. (b).......................................       276,238
  5,300 Millennium Pharmaceuticals, Inc. (b)......................       161,438
 23,200 Mylan Laboratories, Inc...................................       599,720
  1,700 OSI Pharmaceuticals, Inc. (b).............................        67,363
 30,425 Pfizer, Inc...............................................     1,245,903

                                 Security                              Market
 Shares                         Description                             Value
 ------ ----------------------------------------------------------   -----------
 Common Stocks, continued:
 Drugs & Pharmaceuticals, continued:
 13,200 Pharmacia Corp............................................   $   664,884
  4,100 Progenics Pharmaceuticals, Inc. (b).......................        46,894
  3,600 Schering-Plough Corp......................................       131,508
    575 Serono S.A. (b)...........................................       466,407
    700 Vertex Pharmaceuticals, Inc. (b)..........................        25,638
  7,600 Watson Pharmaceuticals, Inc. (b)..........................       399,760
                                                                     -----------
                                                                      11,970,739
                                                                     -----------
 Hospitals (6.2%):
  3,200 HCA-The Healthcare Co.....................................       128,864
 35,900 Health Management Associates, Inc.-- Class A (b)..........       558,245
 12,300 LifePoint Hospitals, Inc. (b).............................       439,725
  3,500 Tenet Healthcare Corp.....................................       154,000
                                                                     -----------
                                                                       1,280,834
                                                                     -----------
 Insurance (8.3%):
  2,400 Aetna, Inc. (b)...........................................        86,208
  4,000 CIGNA Corp................................................       429,440
  6,300 Health Net, Inc. (b)......................................       129,843
 49,400 Hooper Holmes, Inc........................................       424,346
  9,000 United Health Group, Inc..................................       533,340
  1,300 Wellpoint Health Networks, Inc. (b).......................       123,903
                                                                     -----------
                                                                       1,727,080
                                                                     -----------
 Medical & Health Care Products/Services (16.8%):
  2,400 Abbott Laboratories.......................................       113,256
 13,300 ACLARA BioSciences, Inc. (b)..............................        73,150
  7,200 Applera Corp. (Applied Biosystems Group)..................       199,800
  6,300 Cardinal Health, Inc......................................       609,525
  2,300 Ciphergen Biosystems, Inc. (b)............................        10,206
 31,600 Curon Medical, Inc. (b)...................................       127,881
  6,400 Dyax Corp. (b)............................................        51,200
 24,300 Dynacare, Inc. (b)........................................       121,500
  3,600 Express Scripts, Inc.--Class A (b)........................       312,048
  5,700 Genzyme Corp.--General Division (b).......................       514,881
  5,800 Harvard Bioscience, Inc. (b)..............................        35,163
  7,000 Millipore Corp............................................       323,820
  5,200 MiniMed, Inc. (b).........................................       151,125
  8,500 Nycomed Amersham PLC--ADR.................................       294,100
  8,800 Pharsight Corp. (b).......................................        35,200
  3,500 Specialty Laboratories, Inc. (b)..........................        85,750

                                   Continued

WILLAMETTE FAMILY OF FUNDS
WILLAMETTE GLOBAL HEALTH SCIENCES FUND

                       Schedule of Portfolio Investments
                                March 31, 2001

                                 Security                              Market
 Shares                         Description                             Value
 ------ ----------------------------------------------------------   -----------
 Common Stocks, continued:
 Medical & Health Care Products/Services, continued:
  7,100 Waters Corp. (b)..........................................   $   329,795
 16,200 WebMD Corp. (b)...........................................        90,113
                                                                     -----------
                                                                       3,478,513
                                                                     -----------
   Total Common Stocks
    (Cost $24,103,834).............................................   19,973,170
                                                                     -----------

                                  Security                             Market
 Shares                         Description                             Value
 ------- ---------------------------------------------------------   -----------
 Short-Term Investments (3.1%):
 Cash Sweep Account (3.1%):
 648,220 UBOC Sweep Account.......................................   $   648,220
                                                                     -----------
   Total Short-Term Investments
    (Cost $648,220)................................................      648,220
                                                                     -----------
   Total Investments (Cost $24,752,054)
    (a)--99.6%.....................................................   20,621,390
   Other assets in excess of liabilities--0.4%.....................       90,796
                                                                     -----------
   Net Assets--100.0%..............................................  $20,712,186
                                                                     ===========

------
ADR--American Depositary Receipt
PLC--Public Limited Company

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

   Unrealized appreciation.  $ 1,362,569
   Unrealized depreciation.   (5,493,233)
                             -----------
   Net unrealized
   depreciation............  $(4,130,664)
                             ===========

(b) Represents non-income producing securities.
                      See notes to financial statements.

WILLAMETTE FAMILY OF FUNDS

                         Notes to Financial Statements
                                March 31, 2001
1.Organization:

 The Coventry Group (the "Group") was organized as a Massachusetts business trust on January 8, 1992 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Willamette Family of Funds currently offer four managed investment portfolios, as a series of the Group, and are authorized to issue an unlimited number of shares. The accompanying financial statements and financial highlights are those of the Willamette Value Fund ("Value Fund"), the Willamette Small Cap Growth Fund ("Growth Fund"), the Willamette Technology Fund ("Technology Fund"), and the Willamette Global Health Sciences Fund ("Health Sciences Fund") (individually referred to as a "Fund" and collectively, the "Funds").

 The investment objective of the Value Fund is to seek above average total return through a combination of capital appreciation and dividend income. The Growth Fund seeks to provide long-term capital appreciation. The objective of both the Technology Fund and the Health Sciences Fund is to provide long-term growth of capital.

2.Significant Accounting Principles:

 The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

 Securities Valuation:

 Securities are valued at the earlier of the close of regular trading on the New York Stock Exchange (the "Exchange") or 4:00 p.m. eastern time on the days the Exchange is open. Equity securities are valued at the last reported sales price on the securities exchange or in the principal over-the-counter market in which such securities are primarily traded. Listed securities for which last sales prices are not available are valued at the most recent bid. Securities for which recent market quotations are not readily available are valued at their fair value in the best judgement of the Adviser or Sub-Adviser under the guidelines established by the Group's Board of Trustees. Debt securities with remaining maturities of 60 days or less will be valued at their amortized cost. Other debt securities are generally valued by pricing agents.

 Securities Transactions and Related Income:

 Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

                                   Continued

WILLAMETTE FAMILY OF FUNDS

                         Notes to Financial Statements
                                March 31, 2001


 Expenses:

 Expenses that are directly related to one Fund are charged directly to that Fund. Other operating expenses for the Funds or the Group are prorated to the Funds on the basis of relative net assets or other appropriate basis.

 Organization Costs:

 All expenses in connection with the Value Fund's organization and registration under the 1940 Act and the Securities Act of 1933 were paid by the Fund. Such expenses are amortized over a period of 5 years commencing with the date of the initial public offering.

 On June 30, 1998 the Funds adopted Statement of Position (SOP) 98-5, "Reporting on the Costs of Start-Up Activities." Under the provisions of SOP 98-5, costs associated with organizing a fund which commences operating subsequent to June 30, 1998, must be expensed as incurred and may not be amortized over future periods. Accordingly, costs incurred in connection with the organization of the Growth Fund, Technology Fund and Health Sciences Fund were paid by Willamette Asset Managers, Inc.

 Dividends to Shareholders:

 The Value Fund intends to declare its net investment income, if any, quarterly as a dividend. The Growth Fund, Technology Fund and Health Sciences Fund intend to declare their net investment income, if any, annually as dividends. Net realized capital gains for each fund, if any, are declared and distributed at least annually, normally in December of each year.

 Dividends and distributions are recorded on the ex-dividend date. Distributions from net investment income and from net realized gains are determined in accordance with federal income tax regulations and may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax basis treatment. Temporary differences do not require reclassification.

 As of March 31, 2001 the following reclassifications have been made to increase/(decrease) such accounts with offsetting adjustments made to capital:

                                                                  Undistributed
                                                   Undistributed   Net Realized
                                                   Net Investment  Gain/(Loss)
                                                   Income/(Loss)  on Investments
                                                   -------------- --------------
 Value Fund.......................................    $ 49,061      $      --
 Small Cap Growth Fund............................     656,069         (5,056)
 Technology Fund..................................     700,439            (22)
 Global Health Sciences Fund......................     417,848       (389,095)

                                   Continued

WILLAMETTE FAMILY OF FUNDS

                         Notes to Financial Statements
                                March 31, 2001


3.Related Party Transactions:

 Investment advisory services are provided by Willamette Asset Managers, Inc. (the "Adviser"). The Adviser is an affiliate of Phillips & Company Securities, Inc. ("Phillips") a registered broker-dealer. Under the terms of the investment advisory agreement, the Adviser is entitled to receive a fee, computed daily and paid monthly based upon each Fund's average daily net assets, at the annual rate of 1.00% for the Value Fund and 1.20% for the Growth Fund, Technology Fund and Health Sciences Fund.

 For each of the Funds, the Adviser has retained a Sub-Adviser to provide portfolio management services. The Adviser pays the fees of each Sub-Adviser, at no additional cost to a Fund. The Sub-Adviser for each of the Funds, are as follows: Value Fund and Growth Fund, Bank of New York; Technology Fund, First American Asset Management; Health Sciences Fund, Credit Suisse Asset Management, LLC.

 BISYS Fund Services Limited Partnership (the "Distributor"), an indirect, wholly-owned subsidiary of The BISYS Group, Inc. ("BISYS") serves as the distributor to the Funds. Pursuant to the Funds' Distribution and Shareholder Service Plan (the "12b-1 Plan"), the Distributor may receive fees computed at the annual rate of 0.50% of the average daily net assets of each Fund for services provided under the 12b-1 Plan. The Distributor is entitled to receive commissions on sales of shares of the Funds. For the period ended March 31, 2001, BISYS received $3,046,605 from commissions earned on sales of shares of the Funds, of which $2,660,839 was re-allowed to non-affiliates.

 BISYS Fund Services Ohio, Inc. ("BISYS Ohio") serves the Funds as administrator, transfer agent, and fund accountant under the Administration, Transfer Agency, and Fund Accounting Agreements. BISYS Ohio receives a fee based on a percentage of each Fund's average daily net assets, plus certain out of pocket expenses.

 Certain trustees and officers of the Group are affiliated with BISYS. Such individuals are not paid any fees directly by the Funds or the Group for serving as trustees and officers for the Group.

4.Purchases and Sales of Securities:

 Purchases and sales of securities (excluding short-term securities) for the year ended March 31, 2001 were as follows:

                                                         Purchases     Sales
                                                        ----------- -----------
 Value Fund............................................ $ 8,949,660 $ 9,451,005
 Growth Fund...........................................  17,097,002  14,497,653
 Technology Fund.......................................  66,685,844  51,959,039
 Health Sciences Fund (a)..............................  34,800,868  11,502,178

--------
(a)For the period from June 19, 2000 (commencement of operations) to March 31, 2001.
                                   Continued

WILLAMETTE FAMILY OF FUNDS

                         Notes to Financial Statements
                                March 31, 2001


5.Federal Income Taxes (Unaudited):

 The Funds intend to qualify or continue to qualify annually and elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). To qualify, the Funds must meet certain income, distribution and diversification requirements. In any year in which the Funds qualify as a regulated investment company and distribute substantially all of its income, the Funds generally will not pay any U.S. federal income or excise tax.

 Capital Loss Carryforward

 At March 31, 2001 the following Funds had net capital loss carryforwards to offset future net capital gains, if any:

                                                               Amount    Expires
                                                             ----------- -------
 Value Fund................................................. $   725,307  2009
 Technology Fund............................................  11,939,222  2009

 Long-Term Capital Gain Distributions

 During the fiscal year ended March 31, 2001, the Funds declared long-term capital gain distributions as follows:

                                                                        Amount
                                                                      ----------
 Value Fund.......................................................... $   20,414
 Small Cap Growth Fund...............................................  1,692,022

 Dividend Received Deduction

 For corporate shareholders the following percentage of the total ordinary income distributions paid during the fiscal year ended March 31, 2001 qualify for the corporate dividend received deduction for the following Funds:

                                                                      Percentage
                                                                      ----------
 Global Health Science Fund.........................................    8.97%

 Post October Loss Deferral

 Capital (and foreign currency) losses incurred after October 31 within a Fund's fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds have incurred and will elect to defer such capital losses (and foreign currency losses):

                                                                        Post
                                                                       October
                                                                       Capital
                                                                       Losses
                                                                     -----------
 Value Fund......................................................... $   350,107
 Technology Fund....................................................  11,275,064


                                   Continued

WILLAMETTE FAMILY OF FUNDS

                         Notes to Financial Statements
                                March 31, 2001

6.Subsequent Events:

 On April 1, 2001, the assets of each Fund were transferred into a newly formed fund ("New Fund") of the same name of The Willamette Funds, a new Delaware business trust (the "New Trust"), in exchange for shares of the New Fund, and the assumption by the New Fund of liabilities of the Fund; and (b) the distribution to Fund shareholders of such New Fund's shares.

 On April 1, 2001, the maximum sales charge imposed on purchases changed to 5.75% for the Value and Small Cap Growth Funds.

 On April 13, 2001, the Willamette Technology Fund transacted a 1 for 5 reverse split applicable to all outstanding units of beneficial interest. The March 31, 2001 financial statements have been adjusted to reflect this transaction.

7.Voting Results of Special Shareholder Meeting (Unaudited):

 A special meeting of the shareholders of the Willamette Value Fund, Willamette Small Cap Growth Fund, Willamette Global Health Sciences Fund and Willamette Technology Fund was held on March 16, 2001 to consider two separate proposals. Each proposal and the results of shareholder voting are set forth below:

 Proposal 1

 To approve a proposed Agreement and Plan of Reorganization and the transactions contemplated thereby, which include: (a) the assets of each Fund were transferred into a newly formed fund ("New Fund") of the same name of The Willamette Funds, a new Delaware business trust (the "New Trust"), in exchange for shares of the New Fund, and the assumption by the New Fund of liabilities of the Fund; and (b) the distribution to Fund shareholders of such New Fund's shares.

 Fund                                              For    Against Abstain Result
 ----                                           --------- ------- ------- ------
 Value Fund....................................   709,658 21,973   28,768  Pass
 Small Cap Growth Fund......................... 1,131,194 41,609   41,105  Pass
 Global Health Sciences Fund................... 1,111,339 38,199   39,737  Pass
 Technology Fund............................... 2,628,661 70,304  116,969  Pass

 Proposal 2

 To approve a proposal to permit the New Trust and Willamette Asset Managers, Inc., the investment adviser of each Fund, to enter into and materially amend agreements with sub-advisers on behalf of each Fund without obtaining shareholder approval.

 Fund                                              For    Against Abstain Result
 ----                                           --------- ------- ------- ------
 Value Fund....................................   689,082  43,843  27,473  Pass
 Small Cap Growth Fund......................... 1,085,793  90,275  37,840  Pass
 Global Health Sciences Fund................... 1,052,139  97,438  39,698  Pass
 Technology Fund............................... 2,535,809 163,920 116,205  Pass

WILLAMETTE FAMILY OF FUNDS
WILLAMETTE VALUE FUND
Selected data for a share of beneficial interest outstanding throughout the period indicated:

                              Financial Highlights

                                            Year Ended  Year Ended  Period Ended
                                            March 31,   March 31,    March 31,
                                               2001        2000       1999(a)
                                            ----------  ----------  ------------
Net Asset Value, Beginning of Period.......  $  9.65     $ 10.11      $ 10.00
                                             -------     -------      -------
Investment Activities
  Net investment income/(loss).............    (0.02)       0.01           --**
  Net realized/unrealized gains/(losses) on
  investments..............................    (0.49)      (0.10)        0.11
                                             -------     -------      -------
    Total from investment activities.......    (0.51)      (0.09)        0.11
                                             -------     -------      -------
Distributions
  Net investment income....................       --          --**         --**
  Tax return of capital....................    (0.01)         --           --
  In excess of net investment income.......       --       (0.01)          --
  Net realized gains.......................    (0.01)      (0.36)          --
                                             -------     -------      -------
    Total distributions....................    (0.02)      (0.37)          --
                                             -------     -------      -------
Net Asset Value, End of Period.............  $  9.12     $  9.65      $ 10.11
                                             =======     =======      =======
Total Return (excludes sales charge).......    (5.23)%     (0.98)%       1.11%(b)
Ratios/Supplemental Data:
  Net assets, end of period (000)..........  $12,879     $15,872      $14,965
  Ratio of net expenses to average net
  assets...................................     2.90%       2.75%        2.90%(c)
  Ratio of net investment income/(loss) to
  average net assets.......................    (0.22)%      0.03%        0.02%(c)
  Ratio of gross expenses to average net
  assets*..................................     2.90%       3.02%        3.20%(c)
  Portfolio turnover.......................    66.29%      79.63%        0.39%

--------

   * During the period, certain fees were voluntarily reimbursed. If such voluntary fee reimbursements had not occurred, the ratio would have been as indicated.
  ** Amount is less than $0.005.
 (a) For the period from May 26, 1998 (commencement of operations) to March 31,
     1999.
 (b) Not Annualized.
 (c) Annualized.

                       See notes to financial statements.

WILLAMETTE FAMILY OF FUNDS
WILLAMETTE SMALL CAP GROWTH FUND
Selected data for a share of beneficial interest outstanding throughout the period indicated:

                              Financial Highlights

                                                      Year Ended  Period Ended
                                                      March 31,    March 31,
                                                         2001       2000(a)
                                                      ----------  ------------
Net Asset Value, Beginning of Period.................  $ 19.94      $ 10.00
                                                       -------      -------
Investment Activities
  Net investment loss................................    (0.28)       (0.25)
  Net realized/unrealized gains/(losses) on
  investments........................................    (4.82)       10.38
                                                       -------      -------
    Total from investment activities.................    (5.10)       10.13
                                                       -------      -------
Distributions
  Net realized gains.................................    (1.91)       (0.19)
                                                       -------      -------
Net Asset Value, End of Period.......................  $ 12.93      $ 19.94
                                                       =======      =======
Total Return (excludes sales charge).................   (26.77)%     101.67%(b)
Ratios/Supplemental Data:
  Net assets, end of period (000)....................  $30,011      $38,634
  Ratio of net expenses to average net assets........     2.58%        2.82%(c)
  Ratio of net investment loss to average net assets.    (1.85)%      (2.26)%(c)
  Ratio of gross expenses to average net assets*.....     2.58%        2.93%(c)
  Portfolio turnover.................................    45.13%       55.15%

--------

   * During the period, certain fees were voluntarily reimbursed. If such voluntary fee reimbursements had not occurred, the ratio would have been as indicated.
 (a) For the period from April 5, 1999 (commencement of operations) to March
     31, 2000.
 (b) Not Annualized.
 (c) Annualized.

                       See notes to financial statements.

WILLAMETTE FAMILY OF FUNDS
WILLAMETTE TECHNOLOGY FUND
Selected data for a share of beneficial interest outstanding throughout the period indicated:

                              Financial Highlights
             Adjusted for 1:5 reverse share split on April 13, 2001

                                                      Year Ended  Period Ended
                                                      March 31,    March 31,
                                                         2001       2000(a)
                                                      ----------  ------------
Net Asset Value, Beginning of Period.................  $ 44.75      $ 50.00
                                                       -------      -------
Investment Activities
  Net investment loss................................    (0.56)       (0.05)
  Net realized/unrealized losses on investments......   (33.95)       (5.20)
                                                       -------      -------
    Total from investment activities.................   (34.51)       (5.25)
                                                       -------      -------
Distributions
  In excess of net realized gains on investments.....    (0.02)          --
                                                       -------      -------
    Total distributions..............................    (0.02)          --
                                                       -------      -------
Net Asset Value, End of Period.......................  $ 10.22      $ 44.75
                                                       =======      =======
Total Return (excludes sales charge).................   (77.19)%     (10.50)%(b)
Ratio/Supplemental Data:
  Net assets, end of period (000)....................  $12,671      $32,719
  Ratio of net expenses to average net assets........     2.84%        2.77%(c)
  Ratio of net investment loss to average net assets.    (2.48)%      (1.51)%(c)
  Ratio of gross expenses to average net assets*.....     2.84%        2.97%(c)
  Portfolio turnover.................................   199.34%       11.14%

--------

   * During the period, certain fees were voluntarily reimbursed. If such voluntary fee reimbursements had not occurred, the ratio would have been as indicated.
 (a) For the period from March 2, 2000 (commencement of operations) to March
     31, 2000.
 (b) Not Annualized.
 (c) Annualized.

                       See notes to financial statements.

WILLAMETTE FAMILY OF FUNDS
WILLAMETTE GLOBAL HEALTH SCIENCES FUND
Selected data for a share of beneficial interest outstanding throughout the period indicated:

                              Financial Highlights

                                                                 Period Ended
                                                                  March 31,
                                                                   2001(a)
                                                                 ------------
Net Asset Value, Beginning of Period............................   $ 10.00
                                                                   -------
Investment Activities
  Net investment loss...........................................     (0.18)
  Net realized/unrealized losses on investments and foreign
  currency transactions.........................................     (1.07)
                                                                   -------
    Total from investment activities............................     (1.25)
                                                                   -------
Distributions
  Net realized gains............................................     (0.04)
                                                                   -------
    Total distributions.........................................     (0.04)
                                                                   -------
Net Asset Value, End of Period..................................   $  8.71
                                                                   =======
Total Return (excludes sales charge)............................    (12.58)%(b)
Ratios/Supplemental Data:
  Net assets, end of period (000)...............................   $20,712
  Ratio of net expenses to average net assets...................      2.90%(c)
  Ratio of net investment loss to average net assets............     (2.30)%(c)
  Ratio of gross expenses to average net assets*................      2.93%(c)
  Portfolio turnover............................................     52.37%

--------

   * During the period, certain fees were voluntarily reimbursed. If such voluntary fee reimbursements had not occurred, the ratio would have been as indicated.
 (a) For the period from June 19, 2000 (commencement of operations) to March
     31, 2001
 (b) Not Annualized.
 (c) Annualized.

                       See notes to financial statements.

                        Report of Independent Auditors

The Board of Trustees and Shareholders
Willamette Family of Funds of the Coventry Group

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Willamette Value Fund, Willamette Small Cap Growth Fund, Willamette Technology Fund, and Willamette Global Health Sciences Fund (the Funds) as of March 31, 2001, the related statements of operations, the statements of changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Willamette Value Fund, Willamette Small Cap Growth Fund, Willamette Technology Fund, and Willamette Global Health Sciences Fund at March 31, 2001, the results of their operations, the changes in their net assets and their financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.

                                                          /s/ Ernst & Young LLP
Columbus, Ohio
May 7, 2001

INVESTMENT ADVISER
Willamette Asset Managers, Inc.
One Pacific Square
220 N.W. 2nd Avenue, Suite 950
Portland, Oregon 97209

ADMINISTRATOR
BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

DISTRIBUTOR
BISYS Fund Services Limited Partnership
3435 Stelzer Road
Columbus, Ohio 43219

LEGAL COUNSEL
Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006

INDEPENDENT AUDITORS
Ernst & Young LLP
1100 Huntington Center
41 South High Street
Columbus, Ohio 43215

CUSTODIAN
Union Bank of California
475 Sansome Street, 15th Floor
San Francisco, California 94111


WIL-0002 (5/01)
                                   WILLAMETTE
                                     FAMILY
                                    OF FUNDS

                              [LOGO OF WILLAMETTE]
                               Investment Adviser


                                 ANNUAL REPORT

                                 March 31, 2001



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                or
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